DEFERRED REVENUE	6 Months Ended
Jun. 30, 2019
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 5:-    DEFERRED REVENUE

Deferred revenue as of June 30, 2019 and December 31, 2018 was $8,476 and $8,658, respectively, and primarily relates to revenue that is recognized over time for service contracts. Approximately $3,307 of the December 31, 2018 balance was recognized as revenue during the period ended June 30, 2019.

The balance of deferred revenues approximates the aggregate amount of the billed and collected amount allocated to the unsatisfied performance obligations at the end of reporting period.

All of the Company’s performance obligations in contracts with customers, other than large scale governmental projects (expected to be recognized over periods of approximately 11-15 years), principally relate to contracts with a duration of less than one year, and as such, the Company is not required to disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied at the end of the reporting period.

For information regarding disaggregated revenues, please refer to note 12 (b).